UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund:  BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 02/28/2014

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	$3,000	$3,258,210
Arizona — 2.0%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 7/01/42	5,000	5,325,850
Arizona Transportation Board, Refunding RB, GAN, 4.00%, 7/01/15	4,500	4,730,220
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, San Juan Project, Series A, 4.95%, 10/01/20	1,500	1,661,430
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,262,920

		13,980,420
California — 15.6%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,877,000
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge, Series C-1, 0.93%, 4/01/45 (a)	5,000	4,950,850
California County Tobacco Securitization Agency, RB, Asset Backed Los Angeles County Securitization, Series A, 5.25%, 6/01/21	3,745	3,732,417
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	5,000	5,101,950
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	1,000	1,071,450
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/19	5,000	6,001,650
California State Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/37	5,000	5,229,900
California State Public Works Board, RB, Various Capital Projects, Series A, 5.00%, 4/01/16	3,000	3,289,800
Municipal Bonds	Par (000)	Value
California (concluded)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	$5,000	$5,167,800
California Statewide Communities Development Authority, Refunding RB, Irvine LLC, UCI - East Campus, 5.00%, 5/15/38	5,000	5,005,850
California Statewide Financing Authority, RB, Tobacco Settlement, Series A, 6.00%, 5/01/43	2,500	2,413,100
City of Sacramento California, RB, Wastewater System, 5.00%, 9/01/42	5,000	5,318,950
Clovis Unified School District, GO, Series B, 5.00%, 8/01/38	5,000	5,332,600
Contra Costa Transportation Authority, RB, Series B, 3.00%, 3/01/15	1,300	1,337,986
Los Angeles California Unified School District, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	5,000	5,496,600
Los Angeles County Metropolitan Transportation Authority, Refunding RB, 5.00%, 7/01/16	3,250	3,618,322
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.00%, 7/01/43	5,000	5,362,400
San Francisco City & County Airports Commission-San Francisco International Airport, Refunding RB, Series B, 4.90%, 5/01/29	5,000	5,576,850
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,799,990
State of California, GO, Refunding:
Series A, 0.71%, 5/01/33 (a)	10,000	10,055,000
Various Purposes, 5.00%, 10/01/23	5,000	6,029,300
State of California, GO, Various Purposes, 5.00%, 9/01/42	5,000	5,283,650
University of California, Refunding RB, Series AF, 5.00%, 5/15/36	5,000	5,458,400

		109,511,815
Colorado — 3.2%
City & County of Denver Colorado, Refunding RB, Special Facilities, United Airlines Project, Series A, AMT, 5.75%, 10/01/32	5,000	4,988,400

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23	$1,000	$950,930
Colorado Educational & Cultural Facilities Authority, RB, Charter Littleton Preparatory School, 5.00%, 12/01/22	200	200,688
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 2/01/41	5,000	5,093,550
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	5,400	5,358,852
Denver Urban Renewal Authority, Refunding, Tax Allocation Bond, Stapleton, Senior-Series A-1, 5.00%, 12/01/23	5,000	5,605,300

		22,197,720
Connecticut — 0.7%
Connecticut State Health & Educational Facility Authority, RB, Fairfield University, Series O, 5.00%, 7/01/40	5,000	5,209,100
Delaware — 2.4%
State of Delaware, GO, 5.00%, 3/01/17	5,000	5,687,750
State of Delaware, GO, Refunding:
5.00%, 7/01/15	4,900	5,219,774
5.00%, 7/01/17	5,000	5,750,050

		16,657,574
Florida — 4.8%
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc., 6.25%, 11/15/44 (b)	2,000	1,982,220
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/31	5,655	5,779,127
County of Collier Florida Industrial Development Authority, Refunding RB (c):
Arlington of Naples Project, Series B-2, 6.50%, 5/15/20	3,500	3,502,765
Series A, 8.25%, 5/15/49	1,000	1,006,640
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, Miami International Airport, Series A (CIFG), 5.00%, 10/01/38	5,000	5,019,500
Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida’s Turnpike Enterprise, Refunding RB, Department of Transportation, Series A, 5.00%, 7/01/15	$5,000	$5,322,800
State of Florida Department of Transportation, RB, 5.00%, 7/01/36	5,000	5,447,350
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	155	99,262
Tolomato Community Development District (d)(e):
Series 1, 6.38%, 5/01/17	15	14,875
Series 2, 6.38%, 5/01/17	1,290	762,893
Series 3, 6.38%, 5/01/17	425	4
Tolomato Community Development District, Refunding, Special Assessment, Convertible CAB Bonds (f):
Series A-2, 6.61%, 5/01/39	150	110,121
Series A-3, 6.61%, 5/01/40	360	215,381
Series A-4, 6.61%, 5/01/40	190	84,161
Tolomato Community Development District, Refunding, Special Assessment, Series A-1, 6.38%, 5/01/17	395	383,039
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	3,870	3,778,823

		33,508,961
Guam — 1.4%
Guam Government Waterworks Authority, RB:
5.25%, 7/01/22	525	575,027
5.25%, 7/01/25	1,735	1,849,597
5.00%, 7/01/28	1,250	1,279,912
5.63%, 7/01/40	3,000	3,018,000
Territory of Guam, GO, Series A:
6.00%, 11/15/19	570	607,443
7.00%, 11/15/39	2,390	2,527,521

		9,857,500
Illinois — 3.8%
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, AMT:
Series A, 5.00%, 1/01/23	5,000	5,630,700
Series B, 5.00%, 1/01/22	5,000	5,675,250

2	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	$1,700	$1,548,292
Primary Health Care Centers Program, 5.90%, 7/01/14	115	115,248
Railsplitter Tobacco Settlement Authority, RB, 6.25%, 6/01/24	3,000	3,323,250
State of Illinois, GO, 5.00%, 2/01/39	10,000	10,179,800

		26,472,540
Indiana — 2.0%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,040,220
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	750	778,598
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,247,240
Indiana Finance Authority, Refunding RB:
5.00%, 3/01/41	6,000	6,043,260
US Steel Corp. Project, 6.00%, 12/01/19	3,000	3,111,780

		14,221,098
Iowa — 1.3%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	5,320	5,330,161
5.50%, 12/01/22	2,500	2,492,900
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,030,780

		8,853,841
Kentucky — 2.3%
Kentucky Economic Development Finance Authority, RB:
Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,280	5,430,797
Catholic Health Initiatives, Series A, 5.25%, 1/01/45	5,000	5,218,850
Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Lexington-Fayette Urban County Government Public Facilities Corp., Refunding LRB, Eastern State Hospital Project, Series A, 5.00%, 6/01/24	$5,000	$5,617,050

		16,266,697
Maine — 0.8%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 7/01/39	5,000	5,262,650
Maryland — 1.2%
County of Harford Maryland, GO, 5.00%, 12/01/16	1,000	1,127,920
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,770	1,867,085
State of Maryland Department of Transportation, Refunding RB, 5.00%, 5/01/17	5,000	5,712,450

		8,707,455
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, Refunding, Series B, 5.00%, 8/01/16	3,005	3,348,051
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	2,000	1,919,760
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/15	4,000	4,000,080
5.00%, 1/01/27	1,000	950,770

		10,218,661
Michigan — 1.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/23	2,000	1,981,480
County of Wayne Michigan Airport Authority, Refunding ARB, Series A, AMT (AGM), 4.00%, 12/01/20	5,000	5,328,750

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital Obligated Group, Series W, 6.25%, 8/01/23	$2,000	$2,022,100

		9,332,330
Minnesota — 0.2%
State of Minnesota, GO, Series D, 5.00%, 10/01/16	1,000	1,120,410
Missouri — 0.8%
Metropolitan St. Louis Sewer District, Refunding RB, Series B, 5.00%, 5/01/29	5,000	5,692,800
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	5,000	5,055,250
Nevada — 0.1%
Las Vegas Special Improvement District 607, Refunding, Special Assessment, Local Improvement:
5.00%, 6/01/23	450	461,367
5.00%, 6/01/24	320	327,616

		788,983
New Jersey — 7.1%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	8,815	8,783,001
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	5,000	5,103,850
The Goethals Bridge Replacement Project, AMT, 5.63%, 1/01/52	5,000	5,103,350
Patterson Charter School for Science & Technology, Inc. Project, Series A, 5.00%, 7/01/22	630	638,971
New Jersey EDA, Refunding RB, Refunding RB, School Facilities Construction Project, Series DD-1, 5.00%, 12/15/16	5,000	5,628,350
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.50%, 6/01/19 (g)	2,000	2,532,700
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	$1,010	$1,150,875
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,125,960
St. Barnabas Health, Series A, 5.00%, 7/01/24	1,100	1,200,133
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, 5.00%, 6/15/17	5,000	5,700,450
Rutgers, The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	5,645	6,079,157
State of New Jersey, GO, Refunding, Series H, 5.25%, 7/01/18	5,000	5,945,150

		49,991,947
New Mexico — 0.5%
City of Santa Fe, Refunding RB, Gross Tax Receipts, Series A, 5.00%, 6/01/15	3,000	3,180,150
New York — 14.7%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/24	5,000	5,805,850
City of New York New York, GO, Sub-Series I-1, 5.50%, 4/01/21	2,000	2,389,100
City of New York New York Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (a)	1,500	1,609,695
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	5,000	5,287,000
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	3,000	3,159,750
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	2,300	2,340,388

4	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	$5,685	$6,285,222
Metropolitan Transportation Authority, RB:
Series E, 5.00%, 11/15/38	10,000	10,566,700
Sub-Series B-2, 5.00%, 11/15/22	5,000	5,899,750
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Sub-Series C, 5.00%, 11/01/17	5,000	5,781,150
New York City Water & Sewer System, Refunding RB, Fiscal 2014, Series CC-1, 5.00%, 6/15/47	5,000	5,313,450
New York State Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,923,893
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,665	1,846,568
State Personal Income Tax, Education, Series C, 5.00%, 3/15/17	5,000	5,676,550
State Personal Income Tax, General Purpose, Series E, 5.00%, 8/15/17	5,000	5,749,000
New York State Thruway Authority, Refunding RB, Series J, 5.00%, 1/01/27	5,000	5,650,800
New York State Urban Development Corp., RB:
Service Contract, Series B, 5.00%, 1/01/21	1,470	1,674,124
State Personal Income Tax, Series A, 5.00%, 3/15/17	5,000	5,676,550
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	1,000	968,650
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,500	1,649,460
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 178th Series, AMT, 5.00%, 12/01/22	5,025	5,842,065
Municipal Bonds	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/22	$5,000	$5,995,450
Utility Debt Securitization Authority, Refunding RB, Series TE, 5.00%, 12/15/29	5,000	5,760,650

		102,851,815
North Carolina — 1.7%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, US Airways, Inc. Project, AMT, 5.60%, 7/01/27	4,500	4,487,085
North Carolina Medical Care Commission, RB, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	201,512
4.30%, 1/01/18	555	558,763
4.50%, 1/01/19	520	522,444
4.75%, 1/01/21	270	270,257
5.00%, 1/01/22	290	291,145
State of North Carolina, GO, Refunding, Series E, 5.00%, 5/01/18	5,000	5,874,150

		12,205,356
Oklahoma — 0.2%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	1,050	1,067,598
Oregon — 1.3%
State of Oregon, GO:
Oregon University System, Series N, 5.00%, 8/01/43	5,550	6,036,624
State Property, Series J, 5.00%, 5/01/17	2,545	2,906,772

		8,943,396
Pennsylvania — 1.4%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	5,000	5,717,450
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	3,000	2,976,150

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania HFA, RB, S/F Mortgage, Series 103-C, 4.38%, 4/01/18	$1,160	$1,275,664

		9,969,264
South Carolina — 2.2%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School District, 5.00%, 12/01/30	5,005	5,520,665
State of South Carolina, GO, Refunding, Series A, 4.00%, 6/01/15	4,550	4,770,220
State of South Carolina Public Service Authority, RB, Nuclear Powerplant Project, Series E, 5.50%, 12/01/53	5,000	5,310,950

		15,601,835
Tennessee — 0.3%
State of Tennessee, GO, Refunding, Series B, 5.00%, 8/01/16	1,750	1,949,325
Texas — 11.5%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,899,566
Central Texas Regional Mobility Authority, Refunding RB, Subordinate Lien, 5.00%, 1/01/23	500	514,730
City of Houston Texas, GO, Refunding, Series A, 5.00%, 3/01/22	5,000	5,986,650
City of Houston Texas Airport System, Refunding ARB, Series A AMT:
6.50%, 7/15/30	1,000	1,048,800
Special Facilities, Continental Airlines, Inc., 6.63%, 7/15/38	3,000	3,122,910
Subordinate Lien, 5.00%, 7/01/23	5,000	5,689,550
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Brazos Presbyterian Homes, Inc., Series B, 5.75%, 1/01/28	500	511,075
Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, First Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	$1,325	$1,258,458
Dallas-Fort Worth International Airport, ARB, AMT:
Joint Improvement, Series D, 5.00%, 11/01/42	5,000	5,037,700
Series A, 5.00%, 11/01/45	5,000	5,030,650
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,130,264
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	5,000	5,086,850
Lower Colorado River Authority, Refunding RB, Series A:
5.00%, 5/15/17	3,000	3,404,940
5.00%, 5/15/23	5,015	5,763,188
Permanent University Fund, Refunding RB, Texas State A&M University, 5.00%, 7/01/17	10,000	11,489,300
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22	2,570	2,540,393
State of Texas, GO, Highway Improvements, 5.00%, 4/01/19	5,000	5,983,600
State of Texas, GO, Refunding, Public Finance Authority, Series A, 5.00%, 10/01/17	1,035	1,198,758
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Gas Supply, 5.00%, 12/15/22	5,000	5,468,300
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	5,000	5,200,650

		80,366,332
Utah — 1.2%
County of Utah Utah, Refunding RB, US Steel Corp. Project, 5.38%, 11/01/15	3,000	3,027,240
State of Utah, GO, Refunding, Series C, 5.00%, 7/01/16	5,000	5,552,900

		8,580,140

6	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 1.9%
City of Alexandria Virginia, GO, 5.00%, 6/15/15	$2,305	$2,450,169
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 4.00%, 7/01/22	1,320	1,210,453
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
3.38%, 6/01/20	1,000	965,440
5.00%, 6/01/22	625	655,544
5.00%, 6/01/23	420	435,498
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.00%, 3/01/23	1,000	926,120
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	1,342	1,431,806
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 5.50%, 1/01/42	5,100	5,233,314

		13,308,344
Washington — 0.8%
State of Washington, GO, Series E, 5.00%, 2/01/31	5,000	5,660,000
Wisconsin — 0.8%
State of Wisconsin, GO, Refunding, Series I, 5.00%, 5/01/17	5,000	5,707,300
Total Municipal Bonds — 92.2%		645,556,817
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
California — 2.9%
California Health Facilities Financing Authority, RB, Series A:
Stanford Hospital & Clinics, 5.00%, 8/15/51	$10,000	$10,263,500
Sutter Health, 5.00%, 8/15/52	10,000	10,203,900
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 2.9%		20,467,400
Total Long-Term Investments (Cost — $658,285,569) — 95.1%		666,024,217

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	5,101,015	5,101,015
Total Short-Term Securities (Cost — $5,101,015) — 0.7%		5,101,015
Total Investments (Cost — $663,386,584*) — 95.8%		671,125,232
Other Assets Less Liabilities — 5.6%		39,480,403
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.4%)		(10,000,121)

Net Assets — 100.0%		$700,605,514

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$653,699,300

Gross unrealized appreciation	$10,807,613
Gross unrealized depreciation	(3,381,681)

Net unrealized appreciation	$7,425,932

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Pershing LLC	$1,982,220	$9,320

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
FFI Institutional Tax-Exempt Fund	9,744,786	(4,643,771)	5,101,015	$5,107

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDA	Economic Development Authority
EDC	Economic Development Corp.
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-family

8	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(1,122)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$139,724,063	$(175,940)
(50)	Long US Treasury Bond	Chicago Board of Trade	June 2014	$6,653,125	(7,872)
(480)	5-Year US Treasury Note	Chicago Board of Trade	June 2014	$57,532,500	(71,946)
Total					$(255,758)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$666,024,217	—	$666,024,217
Short-Term Securities	$5,101,015	—	—	5,101,015

Total	$5,101,015	$666,024,217	—	$671,125,232

[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	9

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(255,758)	—	—	$(255,758)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,314,000	—	—	$2,314,000
Liabilities:
TOB trust certificates	—	$(10,000,000)	—	(10,000,000)

Total	$2,314,000	$(10,000,000)	—	$(7,686,000)

There were no transfers between levels during the period ended February 28, 2014.

10	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date:	April 22, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date:	April 22, 2014